Document and Entity Information - USD ($)	12 Months Ended
	Apr. 30, 2017	Jul. 28, 2017	Oct. 31, 2016
Document And Entity Information
Entity Registrant Name	MMEX Resources Corp
Entity Central Index Key	0001440799
Document Type	S-1
Document Period End Date	Apr. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 836,800
Entity Common Stock, Shares Outstanding		1,453,013,078
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017